Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 90.0%
Aerospace & Defense — 1.2%
AAR Corp.*	24,589	$1,024,132
Ducommun, Inc.*	8,667	520,020
Kaman Corp.	16,558	849,260
		2,393,412
Agriculture — 1.3%
Darling Ingredients, Inc.*	33,238	2,445,652
Airlines — 0.7%
Allegiant Travel Co.*	2,559	624,550
SkyWest, Inc.*	13,651	743,706
		1,368,256
Apparel — 1.8%
Capri Holdings Ltd.*	16,799	856,749
Crocs, Inc.*	11,785	948,103
Deckers Outdoor Corp.*	285	94,170
Tapestry, Inc.*	20,937	862,814
Wolverine World Wide, Inc.	16,373	627,413
		3,389,249
Auto Manufacturers — 0.1%
Workhorse Group, Inc.*	9,042	124,508
Auto Parts & Equipment — 1.5%
Adient PLC*	42,634	1,884,423
Cooper Tire & Rubber Co.	3,378	189,100
The Goodyear Tire & Rubber Co.*	19,591	344,214
Visteon Corp.*	3,658	446,093
		2,863,830
Banks — 15.8%
Alerus Financial Corp.	5,677	169,061
Amalgamated Financial Corp.	11,208	185,941
Ameris Bancorp	30,010	1,575,825
Atlantic Union Bankshares Corp.	28,197	1,081,637
BancorpSouth Bank	39,897	1,295,855
Bank of Hawaii Corp.	3,347	299,523
Banner Corp.	21,988	1,172,620
Cadence BanCorp	22,943	475,608
Columbia Banking System, Inc.	33,020	1,422,832
Community Bank System, Inc.	17,826	1,367,611
ConnectOne Bancorp, Inc.	28,028	710,510
CVB Financial Corp.	52,389	1,157,273
FB Financial Corp.	23,820	1,059,037
First Financial Bankshares, Inc.	20,178	942,918
First Merchants Corp.	28,033	1,303,535
First Midwest Bancorp, Inc.	15,042	329,570
German American Bancorp, Inc.	13,719	634,092
Glacier Bancorp, Inc.	30,133	1,719,992
Great Western Bancorp, Inc.	19,860	601,559
Heritage Financial Corp.	20,347	574,599
Home BancShares, Inc.	38,876	1,051,596
Independent Bank Corp.	15,431	1,299,136
Lakeland Financial Corp.	19,047	1,317,862
PacWest Bancorp	15,602	595,216
Pinnacle Financial Partners, Inc.	11,167	990,066
	Number of Shares	Value†

Banks — (continued)
Renasant Corp.	32,592	$1,348,657
South State Corp.	17,740	1,392,767
The First of Long Island Corp.	6,196	131,665
Towne Bank	19,413	590,155
TriCo Bancshares	17,857	845,886
United Community Banks, Inc.	42,676	1,456,105
Walker & Dunlop, Inc.	12,298	1,263,497
		30,362,206
Beverages — 0.4%
Primo Water Corp.	47,454	771,602
Biotechnology — 0.7%
Arena Pharmaceuticals, Inc.*	8,281	574,619
Intra-Cellular Therapies, Inc.*	7,931	269,099
Novavax, Inc.*	3,105	562,967
		1,406,685
Building Materials — 1.1%
Gibraltar Industries, Inc.*	9,668	884,718
Griffon Corp.	8,287	225,158
Summit Materials, Inc., Class A*	29,002	812,636
The AZEK Co., Inc*	3,336	140,279
		2,062,791
Chemicals — 1.6%
H.B. Fuller Co.	5,727	360,286
Kraton Corp.*	11,946	437,104
Rogers Corp.*	6,628	1,247,456
Tronox Holdings PLC, Class A	56,254	1,029,448
		3,074,294
Commercial Services — 3.5%
ABM Industries, Inc.	18,511	944,246
AMN Healthcare Services, Inc.*	8,174	602,424
ASGN, Inc.*	15,004	1,431,982
Green Dot Corp., Class A*	11,286	516,786
Herc Holdings, Inc.*	15,946	1,615,808
ICF International, Inc.	6,350	554,990
Rent-A-Center, Inc.	17,702	1,020,697
		6,686,933
Computers — 0.2%
NetScout Systems, Inc.*	15,845	446,195
Distribution & Wholesale — 2.1%
Avient Corp.	48,912	2,312,070
Resideo Technologies, Inc.*	62,744	1,772,518
		4,084,588
Diversified Financial Services — 2.1%
Hamilton Lane, Inc., Class A	8,484	751,343
Houlihan Lokey, Inc.	8,306	552,432
Oportun Financial Corp.*	8,526	176,573
PJT Partners, Inc., Class A	8,766	593,020
PROG Holdings, Inc.*	4,352	188,398
Stifel Financial Corp.	26,264	1,682,472

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Virtu Financial, Inc., Class A	6,239	$193,721
		4,137,959
Electric — 2.4%
ALLETE, Inc.	14,007	941,130
Clearway Energy, Inc., Class A	23,946	634,809
IDACORP, Inc.	9,769	976,607
MGE Energy, Inc.	11,844	845,543
Portland General Electric Co.	26,353	1,250,977
		4,649,066
Electronics — 1.3%
Brady Corp., Class A	9,707	518,839
FARO Technologies, Inc.*	8,276	716,453
Knowles Corp.*	22,413	468,880
TTM Technologies, Inc.*	49,448	716,996
		2,421,168
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.*	6,397	422,458
Engineering & Construction — 3.9%
Arcosa, Inc.	15,182	988,196
EMCOR Group, Inc.	8,593	963,791
KBR, Inc.	61,254	2,351,541
MasTec, Inc.*	22,340	2,093,258
WillScot Mobile Mini Holdings Corp.*	38,534	1,069,319
		7,466,105
Entertainment — 2.7%
Caesars Entertainment, Inc.*	13,069	1,142,884
Cinemark Holdings, Inc.*	25,666	523,843
IMAX Corp.*	9,538	191,714
Marriott Vacations Worldwide Corp.*	6,391	1,113,184
Penn National Gaming, Inc.*	9,595	1,005,940
SeaWorld Entertainment, Inc.*	26,086	1,295,692
		5,273,257
Environmental Control — 0.3%
Casella Waste Systems, Inc., Class A*	8,686	552,169
Food — 2.2%
Hostess Brands, Inc.*	23,387	335,370
Performance Food Group Co.*	38,755	2,232,676
Sanderson Farms, Inc.	1,708	266,072
The Simply Good Foods Co.*	18,506	562,952
Utz Brands, Inc.	37,759	936,046
		4,333,116
Forest Products & Paper — 0.1%
Domtar Corp.	4,011	148,207
Gas — 0.9%
Chesapeake Utilities Corp.	4,666	541,629
ONE Gas, Inc.	15,568	1,197,335
		1,738,964
Hand & Machine Tools — 0.6%
Kennametal, Inc.	30,730	1,228,278
	Number of Shares	Value†

Healthcare Products — 2.1%
Avanos Medical, Inc.*	22,665	$991,367
CONMED Corp.	8,299	1,083,766
LivaNova PLC*	7,807	575,610
Luminex Corp.	15,819	504,626
Merit Medical Systems, Inc.*	6,277	375,867
NuVasive, Inc.*	9,119	597,842
		4,129,078
Healthcare Services — 1.5%
Acadia Healthcare Co., Inc.*	15,437	882,070
Syneos Health, Inc.*	9,185	696,682
Tenet Healthcare Corp.*	25,540	1,328,080
		2,906,832
Home Builders — 1.4%
Installed Building Products, Inc.	5,090	564,379
Meritage Homes Corp.*	11,669	1,072,615
Taylor Morrison Home Corp.*	33,231	1,023,847
		2,660,841
Home Furnishings — 0.1%
Purple Innovation, Inc.*	7,355	232,786
Sleep Number Corp.*	404	57,970
		290,756
Housewares — 0.1%
Tupperware Brands Corp.*	7,556	199,554
Insurance — 4.2%
AMERISAFE, Inc.	7,206	461,184
BRP Group, Inc., Class A*	21,783	593,587
CNO Financial Group, Inc.	12,404	301,293
Enstar Group Ltd.*	4,236	1,045,148
Kemper Corp.	486	38,744
Kinsale Capital Group, Inc.	2,659	438,203
MGIC Investment Corp.	82,949	1,148,844
NMI Holdings, Inc., Class A*	30,739	726,670
Palomar Holdings, Inc.*	4,137	277,344
Primerica, Inc.	6,454	954,030
RLI Corp.	7,345	819,482
Selective Insurance Group, Inc.	16,700	1,211,418
		8,015,947
Internet — 0.1%
Magnite, Inc.*	6,776	281,949
Iron & Steel — 2.0%
Allegheny Technologies, Inc.*	34,310	722,569
Cleveland-Cliffs, Inc.	97,856	1,967,884
Commercial Metals Co.	20,480	631,603
United States Steel Corp.	23,706	620,386
		3,942,442
Leisure Time — 0.6%
Callaway Golf Co.	24,983	668,295
Malibu Boats, Inc., Class A*	5,009	399,117
		1,067,412

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Lodging — 1.5%
Boyd Gaming Corp.*	32,085	$1,891,731
Travel + Leisure Co.	14,824	906,636
		2,798,367
Machinery — Construction & Mining — 0.6%
Astec Industries, Inc.	15,137	1,141,633
Machinery — Diversified — 3.3%
Cactus, Inc., Class A	23,486	719,141
Chart Industries, Inc.*	11,496	1,636,456
CIRCOR International, Inc.*	11,298	393,396
Colfax Corp.*	28,578	1,252,002
Columbus McKinnon Corp.	14,601	770,349
SPX FLOW, Inc.	16,435	1,040,829
Watts Water Technologies, Inc., Class A	4,742	563,397
		6,375,570
Media — 1.1%
iHeartMedia, Inc., Class A*	23,525	426,979
Nexstar Media Group, Inc., Class A	7,510	1,054,629
TEGNA, Inc.	38,677	728,288
		2,209,896
Metal Fabricate/Hardware — 1.1%
Rexnord Corp.	46,455	2,187,566
Mining — 1.7%
Alcoa Corp.*	26,710	867,808
Arconic Corp.*	38,466	976,652
Coeur Mining, Inc.*	80,101	723,312
Constellium S.E.*	30,832	453,230
Livent Corp.*	10,412	180,336
		3,201,338
Miscellaneous Manufacturing — 0.6%
Federal Signal Corp.	29,159	1,116,790
Oil & Gas — 2.7%
Brigham Minerals, Inc., Class A	34,464	504,553
CNX Resources Corp.*	71,120	1,045,464
Devon Energy Corp.	25,071	547,801
EQT Corp.*	51,449	955,923
Matador Resources Co.	15,205	356,557
PDC Energy, Inc.*	10,173	349,951
SM Energy Co.	24,127	394,959
Viper Energy Partners LP	65,260	950,186
		5,105,394
Oil & Gas Services — 1.1%
ChampionX Corp.*	93,511	2,031,994
Packaging and Containers — 0.4%
TriMas Corp.*	25,987	787,926
Pharmaceuticals — 0.4%
Owens & Minor, Inc.	18,581	698,460
	Number of Shares	Value†

Pipelines — 0.2%
Rattler Midstream LP	27,929	$296,885
Real Estate — 0.3%
Kennedy-Wilson Holdings, Inc.	29,291	591,971
Retail — 5.3%
Abercrombie & Fitch Co., Class A*	22,652	777,190
American Eagle Outfitters, Inc.	51,404	1,503,053
At Home Group, Inc.*	5,049	144,906
Beacon Roofing Supply, Inc.*	22,671	1,186,147
Bed Bath & Beyond, Inc.*	31,820	927,553
Big Lots, Inc.	1,872	127,858
Bloomin' Brands, Inc.*	17,967	486,007
Brinker International, Inc.*	14,424	1,024,969
Burlington Stores, Inc.*	363	108,464
Citi Trends, Inc.*	5,488	459,785
FirstCash, Inc.	6,366	418,055
Group 1 Automotive, Inc.	4,921	776,485
Jack in the Box, Inc.	1,001	109,890
Lithia Motors, Inc., Class A	3,381	1,318,894
RH*	225	134,235
Signet Jewelers Ltd.*	5,253	304,569
Sonic Automotive, Inc., Class A	2,006	99,437
Zumiez, Inc.*	4,955	212,570
		10,120,067
Savings & Loans — 2.0%
Brookline Bancorp, Inc.	44,129	661,935
OceanFirst Financial Corp.	35,548	851,019
Pacific Premier Bancorp, Inc.	27,630	1,200,247
Provident Financial Services, Inc.	4,817	107,323
Washington Federal, Inc.	33,271	1,024,747
		3,845,271
Semiconductors — 2.3%
Allegro MicroSystems, Inc.*	13,245	335,761
Cohu, Inc.*	26,453	1,106,793
CTS Corp.	19,392	602,316
MACOM Technology Solutions Holdings, Inc.*	11,061	641,759
Onto Innovation, Inc.*	18,171	1,194,016
Silicon Laboratories, Inc.*	4,198	592,212
		4,472,857
Software — 1.3%
Allscripts Healthcare Solutions, Inc.*	39,477	592,747
Bottomline Technologies, Inc.*	8,731	395,078
Cerence, Inc.*	5,235	468,951
Cloudera, Inc.*	35,926	437,220
ManTech International Corp., Class A	6,501	565,262
		2,459,258
Telecommunications — 1.5%
InterDigital, Inc.	7,934	503,412
Maxar Technologies, Inc.	14,513	548,882
Viavi Solutions, Inc.*	56,768	891,258

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Vonage Holdings Corp.*	75,472	$892,079
		2,835,631
Transportation — 1.5%
Air Transport Services Group, Inc.*	17,385	508,685
ArcBest Corp.	13,825	972,865
Golar LNG Ltd.*	19,264	197,071
Saia, Inc.*	5,330	1,228,992
		2,907,613
Water — 0.3%
SJW Group	8,582	540,580
TOTAL COMMON STOCKS (Cost $122,820,067)		173,070,826

REAL ESTATE INVESTMENT TRUSTS — 9.9%
Building & Real Estate — 1.1%
PennyMac Mortgage Investment Trust	46,057	902,717
Two Harbors Investment Corp.	158,810	1,164,077
		2,066,794
Diversified — 1.0%
Colony Capital, Inc.*	126,044	816,765
Preferred Apartment Communities, Inc., Class A	23,356	230,057
PS Business Parks, Inc.	4,437	685,871
Safehold, Inc.	2,921	204,762
		1,937,455
Diversified Financial Services — 0.4%
KKR Real Estate Finance Trust, Inc.	42,178	775,653
Healthcare — 1.4%
Healthcare Realty Trust, Inc.	49,521	1,501,477
National Health Investors, Inc.	17,757	1,283,476
		2,784,953
Hotels & Resorts — 2.0%
Park Hotels & Resorts, Inc.*	42,291	912,640
Pebblebrook Hotel Trust	69,958	1,699,280
RLJ Lodging Trust	74,519	1,153,554
		3,765,474
Industrial — 1.0%
EastGroup Properties, Inc.	5,199	744,913
STAG lndustrial, Inc.	34,138	1,147,378
		1,892,291
Office Property — 1.3%
Highwoods Properties, Inc.	23,511	1,009,562
Hudson Pacific Properties, Inc.	51,366	1,393,560
		2,403,122
Storage & Warehousing — 1.1%
Life Storage, Inc.	13,655	1,173,647
Terreno Realty Corp.	16,733	966,666
		2,140,313
	Number of Shares	Value†

Strip Centers — 0.6%
Acadia Realty Trust	64,756	$1,228,421
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,012,268)		18,994,476

EXCHANGE TRADED FUNDS — 1.1%
Investment Companies — 1.1%
iShares Russell 2000 Value ETF (Cost $1,675,938)	13,910	2,218,228

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $3,400,597)	3,400,597	3,400,597
TOTAL INVESTMENTS — 102.8% (Cost $145,908,870)		$197,684,127
Other Assets & Liabilities — (2.8)%		(5,406,960)
TOTAL NET ASSETS — 100.0%		$192,277,167

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ETF— Exchange-Traded Fund.
LP— Limited Partnership.
PLC— Public Limited Company.
S.E.— Societas Europaea.

4